Convertible Debentures and Notes Payable (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended			12 Months Ended
	Dec. 13, 2021	Dec. 13, 2020	Nov. 02, 2020	Jul. 10, 2020	Jul. 07, 2020	May 04, 2020	Jun. 19, 2020	May 17, 2019	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Mar. 01, 2022	Feb. 01, 2022	Sep. 30, 2020	Oct. 01, 2019	Sep. 30, 2019
Accrued interest					$ 161,251	$ 61,248
Proceeds from notes payable												$ 49,965	$ 406,449
Amount to be repaid note									$ 6,582	$ 0		5,438	0
Note payble												0	55,570
Interest expenses									$ 16,227	$ 7,589		27,521	242,411
Loss on settlement of debt												$ 0	$ (209,009)
Convertible Notes [Member]
Debt conversion, converted instrument, shares issued												1,780,825
Debt conversion, converted instrument, principal, accrued interest, and fees												$ 9,616
Changes in derivative liability												9,013
Loss on settlement of debt												134,014
Reduction in debt discount												0
Computer Equipment [Member]
Interest rate														6.00%	6.00%
Derivative liability, embedded conversion feature			$ 99,000	$ 61,000			$ 99,000					$ 10,000					$ 29,000
Debt conversion, converted instrument, shares issued			2,000,000
Conversion price			$ 0.80									$ 0.025					$ 0.05
SBA Loans [Member]
Interest rate					3.75%
Debt maturity					July 2050
Proceeds from notes payable					$ 150,000
Monthly principal and interest payments					$ 731
Balance on the SBA loan interest												$ 158,438
PPP Loan [Member]
Interest rate						1.00%
Debt maturity						matures on May 4, 2022
Proceeds from notes payable						$ 59,949
Accrued interest												$ 60,948
Common Stock Purchase Warrant Agreement [Member]
Issuance of warrants to purchase common stock								250,000
Exercise price								$ 0.10
Warrant to purchase amount of shares common stock equal								50.00%
Adjustment [Member]
Issuance of warrants to purchase common stock								250,000
Exercise price								$ 0.10
Holder [Member] | Securities Purchase Agreement [Member]
Issuance of warrants to purchase common stock								250,000
Exercise price								$ 0.10
First tranche face value								$ 50,000
Convertible Promissory Note [Member] | Crown Bridge Partners, LLC [Member]
Interest rate								7.00%
Debt maturity	The note matures on May 30, 2022							The maturity date is 18 months from the effective date of each payment
Proceeds from notes payable	$ 50,000							$ 124,500			$ 10,000
Debt discount								25,500
Line of credit, maximum borrowing capacity								$ 150,000
Amount to be repaid note	77,000
Note payble	$ 51,713
Additional proceeding, description								Additionally, if at any time while the Promissory Note is outstanding, the Conversion Price is equal to or lower than $0.025
Promissory Note [Member]
Interest rate			12.00%
Proceeds from notes payable			$ 146,500				19,250
Debt discount			135,000	25,000			25,000				60,000							$ 255,000
Derivative liability, embedded conversion feature				61,000			142,000				10,000
First tranche, principal amount			168,000	25,000			25,000				$ 50,000					$ 25,000
Interest expenses			$ 14,800	42,000			122,000
Net cash proceeds from note holder				19,250			19,250
Estimated fair value of the embedded conversion feature							$ 142,000
Variable conversion price percentage			80.00%
Weekly payments		$ 3,208
Promissory Note One [Member]
Proceeds from notes payable				$ 19,250